Supplement Dated July 31, 2024
To The Prospectus Dated April 29, 2024
JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2024, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Douglas S. Foreman.

Effective July 1, 2024, for the JNL/PPM America Investment Grade Credit Fund, please delete all references to and information for David Frizzie, Michael T. Kennedy, Jon Nelson, and Josh Settle.

Effective July 1, 2024, for the JNL/PPM America Total Return Fund, please delete all references to and information for David Frizzie, Mark Redfearn, and Calvin Walker.

Effective July 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America Floating Rate Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2022	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2022	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2022	Vice President and Portfolio Manager, JNAM
Adam Spielman	June 2018	Portfolio Manager PPM
John Broz	February 2023	Portfolio Manager, PPM
Eric Mollenhauer	September 2022	Portfolio Manager, FIAM
Kevin Nielsen	September 2022	Portfolio Manager, FIAM
Chandler Perine	October 2022	Portfolio Manager, FIAM

Effective July 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America High Yield Bond Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Adam Spielman	June 2018	Portfolio Manager, PPM
Karl Petrovich	April 2018	Portfolio Manager, PPM
John Broz	May 2019	Portfolio Manager, PPM

Effective July 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America Investment Grade Credit Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Mark Redfearn, CFA	April 2024	Portfolio Manager, PPM
Calvin Walker	April 2024	Portfolio Manager, PPM

Effective July 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America Total Return Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael T. Kennedy, CFA*	2009	Portfolio Manager, PPM
Josh Settle, CFA	October 2021	Portfolio Manager, PPM
Jon Nelson	July 2024	Portfolio Manager, PPM
* Mr. Kennedy will retire in early 2025.

Effective July 1, 2024, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL/PPM America Floating Rate Income Fund, please delete the seventh and eight paragraphs in the entirety and replace with the following:

Adam Spielman and John Broz are primarily responsible for the day-to-day management of the PPM America Floating Rate Income Strategy. Messrs. Spielman and Broz are members of PPM’s Leveraged Credit Team which is comprised of six portfolio managers, who are collectively responsible for the stewardship of PPM’s leveraged credit strategies through collaboration on risk positioning, security selection, sector relative value decisions, and the use of macro inputs.
Adam Spielman is a senior managing director, portfolio manager, and the head of leveraged credit at PPM.  In this role, he oversees the bank loan and high yield teams and is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including high yield core and bank loan, which are managed on behalf of investors globally. Prior to his current role, he was head of fixed income research and managed a team of individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Mr. Spielman worked in the investment group at a Chicago-based software company. Previously, he was an investment banker with Lehman Brothers and started his career at Peterson Consulting. Mr. Spielman earned a master’s degree in accounting and finance from the University of Chicago and a bachelor’s degree in economics from Indiana University.

Effective July 1, 2024, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/PPM America High Yield Bond Fund, please delete the second and third paragraphs in the entirety and replace with the following:

Adam Spielman, John Broz and Karl Petrovich are primarily responsible for the day-to-day management of the Fund. Messrs. Spielman, Broz, and Petrovich are members of PPM’s Leveraged Credit Team which is comprised of six portfolio managers, who are collectively responsible for the stewardship of PPM’s leveraged credit strategies through collaboration on risk positioning, security selection, sector relative value decisions, and the use of macro inputs.
Adam Spielman is a senior managing director, portfolio manager, and the head of leveraged credit at PPM.  In this role, he oversees the bank loan and high yield teams and is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including high yield core and bank loan, which are managed on behalf of investors globally. Prior to his current role, he was head of fixed income research and managed a team of individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Mr. Spielman worked in the investment group at a Chicago-based software company. Previously, he was an investment banker with Lehman Brothers and started his career at Peterson Consulting. Mr. Spielman earned a master’s degree in accounting and finance from the University of Chicago and a bachelor’s degree in economics from Indiana University.

Effective July 1, 2024, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/PPM America Investment Grade Credit Fund, please delete the second paragraph in the entirety and replace with the following:

Mark Redfearn and Calvin Walker are primarily responsible for the day-to day management of the Fund. Mssrs. Redfearn and Walker are members of PPM’s Total Return Team which is comprised of Mark Redfearn, Calvin Walker, David Frizzie, Michael T. Kennedy, , Josh Settle, and Jon Nelson, who are collectively responsible for the stewardship of PPM’s investment grade public fixed income strategies through collaboration on risk positioning, security selection, sector relative value decisions, and the use of macro inputs.

Effective July 1, 2024, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/PPM America Total Return Fund, after the fourth paragraph, please add the following:

Jon Nelson is a vice president and portfolio manager on the total return team at PPM. He is responsible for investment and allocation decisions for the firm's core plus fixed income and investment grade credit plus strategies, which are managed on behalf of investors globally. In addition, he is responsible for making investment recommendations for the firm's other total return strategies. Prior to his current role, Mr. Nelson was a credit analyst on the fixed income team at PPM and was responsible for the credit coverage and investment recommendations for the metals and mining, building products and homebuilding sectors. Prior to joining PPM in 2023, he was an analyst at DoubleLine. Mr. Nelson earned a bachelor's degree in finance from the University of Minnesota. Jon is a CFA® charterholder.

This Supplement is dated July 31, 2024.

Supplement Dated July 31, 2024
To The Statement of Additional Information
Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2024, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Douglas S. Foreman.

Effective July 1, 2024, for the JNL/PPM America Investment Grade Credit Fund, please delete all references to and information for David Frizzie, Michael T. Kennedy, Jon Nelson, and Josh Settle.

Effective July 1, 2024, for the JNL/PPM America Total Return Fund, please delete all references to and information for David Frizzie, Mark Redfearn, and Calvin Walker.

Effective July 1, 2024, on pages 282-283, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for PPM America, Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the tables for the JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund, and JNL/PPM America Total Return Fund in the entirety and replace with the following, which reflects information as of June 30, 2024:

JNL/PPM America Floating Rate Income Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Adam Spielman	Other Registered Investment Companies	2	$1.38 billion	0	$0
	Other Pooled Vehicles	2	$0.87 billion	0	$0
	Other Accounts	2	$0.46 billion	0	$0

John Broz	Other Registered Investment Companies	2	$1.38 billion	0	$0
	Other Pooled Vehicles	2	$0.87 billion	0	$0
	Other Accounts	2	$0.46 billion	0	$0

JNL/PPM America High Yield Bond Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Adam Spielman	Other Registered Investment Companies	2	$0.89 billion	0	$0
	Other Pooled Vehicles	2	$0.87 billion	0	$0
	Other Accounts	2	$0.46 billion	0	$0

John Broz	Other Registered Investment Companies	2	$0.89 billion	0	$0
	Other Pooled Vehicles	2	$0.87 billion	0	$0
	Other Accounts	2	$0.46 billion	0	$0

Karl Petrovich	Other Registered Investment Companies	1	$0.04 billion	0	$0
	Other Pooled Vehicles	2	$0.87 billion	0	$0
	Other Accounts	1	$0.05 billion	0	$0

JNL/PPM America Investment Grade Credit Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Mark Redfearn, CFA	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	4	$3.65 billion	0	$0
	Other Accounts	1	$0.54 billion	0	$0

Calvin Walker	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	4	$3.65 billion	0	$0
	Other Accounts	2	0.46 billion	0	$0

JNL/PPM America Total Return Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michael Kennedy, CFA	Other Registered Investment Companies	1	$0.04 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	4	$6.96 billion	1	$0.05 billion

Josh Settle, CFA	Other Registered Investment Companies	1	$0.04 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	4	$6.96 billion	1	$0.05 billion
Jon Nelson*	Other Registered Investment Companies	1	$0.04 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	4	$6.96 billion	1	$0.05 billion
*Joined portfolio management for the Fund as of July 1, 2024.

On page 285, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for PPM America, Inc., please delete the section “Security Ownership of Portfolio Managers” in the entirety and replace with the following:
Security Ownership of Portfolio Managers for the JNL/PPM America Floating Rate Income Fund as of July 1, 2024
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Adam Spielman	X
John Broz	X

Security Ownership of Portfolio Managers for the JNL/PPM America High Yield Bond Fund as of July 1, 2024
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Adam Spielman						X
John Broz			X
Karl Petrovich	X

Security Ownership of Portfolio Managers for the JNL/PPM America Investment Grade Credit Fund as of July 1, 2024
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mark Redfearn, CFA	X
Calvin Walker	X

Security Ownership of Portfolio Managers for the JNL/PPM America Total Return Fund as of July 1, 2024
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael Kennedy, CFA	X
Josh Settle, CFA	X
Jon Nelson*	X
*Joined portfolio management for the Fund as of July 1, 2024.

Effective July 1, 2024, on page 344, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “The Distributor,” please delete the third paragraph in the entirety and replace with the following:

Capital Client Group, Inc. (“CCG”) is the distributor of the AFIS Master Funds’ shares.  CCG is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

This Supplement is dated July 31, 2024.